CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 18,210	¥ 118,821	¥ 157,600
Restricted cash	126	824
Short term investments, available for sale	18,062	117,854	57,487
Short term investments, held to maturity	6,897	45,000	31,000
Accounts receivable, net	3,214	20,972	17,939
Amounts due from related parties	463	3,024	2,318
Prepaid and other current assets, net	18,028	117,634	133,296
Total current assets	65,000	424,129	399,640
Non-current assets:
Property and equipment, net	22,144	144,492	157,463
Land use rights, net	263	1,715	1,759
Intangible assets, net	8,400	54,808	56,607
Goodwill	3,940	25,710	60,353
Deferred tax assets, net	971	6,338	10,195
Operating lease right-of-use asset	37,948	247,608	257,361
Finance lease right-of-use asset	897	5,850	6,450
Other non-current assets, net	21,313	139,067	70,971
Total non-current assets	95,876	625,588	621,159
Total assets	160,876	1,049,717	1,020,799
Current liabilities:
Short-term borrowing (including consolidated VIE amount without recourse to the Company of RMB nil and RMB 10,000 as of December 31, 2019 and 2020, respectively)	1,533	10,000
Deferred revenue (including consolidated VIE amount without recourse to the Company of RMB 157,663 and RMB 158,735 as of December 31, 2019 and 2020, respectively)	25,088	163,699	165,111
Accounts payable (including consolidated VIE amount without recourse to the Company of RMB 8,686 and RMB 10,682 as of December 31, 2019 and 2020, respectively)	2,976	19,423	14,718
Accrued and other liabilities (including consolidated VIE amount without recourse to the Company of RMB 149,197 and RMB 165,706 as of December 31, 2019 and 2020, respectively)	32,121	209,590	192,957
Income taxes payable, current (including consolidated VIE amount without recourse to the Company of RMB 180,472 and RMB 180,070 as of December 31, 2019 and 2020, respectively)	28,297	184,638	180,715
Amounts due to related parties (including consolidated VIE amount without recourse to the Company of RMB 1,971 and RMB 2,543 as of December 31, 2019 and 2020, respectively)	390	2,543	1,971
Operating lease liability, current (including consolidated VIE amount without recourse to the Company of RMB 29,341 and RMB 27,962 as of December 31, 2019 and 2020, respectively)	8,230	53,702	53,512
Total current liabilities	98,635	643,595	608,984
Non-current liabilities:
Long-term borrowing (including consolidated VIE amount without recourse to the Company of RMB nil and RMB nil as of December 31, 2019 and 2020, respectively)	1,470	9,594
Other non-current liabilities (including consolidated VIE amount without recourse to the Company of RMB nil and RMB 188 as of December 31, 2019 and 2020, respectively)	45	292
Income taxes payable, non-current (including consolidated VIE amount without recourse to the Company of RMB 32,152 and RMB 34,763 as of December 31, 2019 and 2020, respectively)	5,328	34,763	32,152
Operating lease liability, non-current (including consolidated VIE amount without recourse to the Company of RMB 88,293 and RMB 74,725 as of December 31, 2019 and 2020, respectively)	33,765	220,319	216,067
Total non-current liabilities	40,608	264,968	248,219
Total liabilities	139,243	908,563	857,203
Commitments and contingencies
EQUITY
Preferred shares(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2019 and 2020)
Additional paid-in capital	543,306	3,545,073	3,508,745
Statutory reserve	645	4,210	20,185
Accumulated deficit	(524,007)	(3,419,146)	(3,371,815)
Accumulated other comprehensive income	1,855	12,101	6,341
Total Ambow Education Holding Ltd.'s equity	21,935	143,122	164,276
Non-controlling interests	(302)	(1,968)	(680)
Total equity	21,633	141,154	163,596
Total liabilities and equity	160,876	1,049,717	1,020,799
Class A Ordinary Shares [Member]
EQUITY
Ordinary shares	122	794	730
Total equity		794	730
Class C Ordinary Shares [Member]
EQUITY
Ordinary shares	$ 14	90	90
Total equity		¥ 90	¥ 90